Derivative Instruments and Hedging Agreements - Changes in fair value of the derivative instruments (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($)
$ in Thousands
	7 Months Ended	12 Months Ended
	Aug. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Beginning balance	$ 6	$ 4,068	$ 4,064
Sale of derivative instrument			(6,776)
Purchase of derivative instrument			9,194
Change in fair value of derivative instrument	(6)	(4,062)	(2,414)
Ending balance	0	6	4,068
Beginning balance	0	0	(130)
Change in fair value of derivative instrument			130
Ending balance	$ 0	$ 0	$ 0